Subsequent Events	3 Months Ended
Mar. 11, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
On March 15, 2021, the Company fully repaid the Note balance and the advance from the Sponsor, for a total of approximately $365,000.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statement.